Transfers of Financial Assets	12 Months Ended
Dec. 31, 2021
Transfers of Financial Assets [Abstract]
Disclosure of transfers of financial assets [text block]
20 –
Transfer of Financial Assets, Assets Pledged and Received as Collateral
The Group enters into transactions in which it transfers financial assets held on the balance sheet and as a result may either be eligible to derecognize the transferred asset in its entirety or must continue to recognize the transferred asset to the extent of any continuing involvement, depending on certain criteria. These criteria are discussed in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.
Where financial assets are not eligible to be derecognized, the transfers are viewed as secured financing transactions, with any consideration received resulting in a corresponding liability. The Group is not entitled to use these financial assets for any other purposes. The most common transactions of this nature entered into by the Group are repurchase agreements, securities lending agreements and total return swaps, in which the Group retains substantially all of the associated credit, equity price, interest rate and foreign exchange risks and rewards associated with the assets as well as the associated income streams.
Information on asset types and associated transactions that did not qualify for derecognition
in € m.	Dec 31, 2021	Dec 31, 2020
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	44,898	40,654
Securities lending agreements	5,444	8,951
Total return swaps	1,766	1,319
Other	4,028	5,028
Total trading securities	56,136	55,953
Other trading assets	244	215[2]
Non-trading financial assets mandatory at fair value through profit or loss	760	666
Financial assets at fair value through other comprehensive income	5,642	5,951
Loans at amortized cost[1]	13	210
Others	481	72
Total	63,276	63,066[2]
Carrying amount of associated liabilities	57,522	53,348

¹Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2021 and December 31, 2020. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.
[2] Prior year numbers have been restated following the reassessment of one trade.
Carrying value of assets transferred in which the Group still accounts for the asset to the extent of its continuing involvement
in € m.	Dec 31, 2021	Dec 31, 2020
Carrying amount of the original assets transferred
Trading securities	1,050	1,039
Financial assets designated at fair value through profit or loss	0	0
Non-trading financial assets mandatory at fair value through profit or loss	308	673
Carrying amount of the assets continued to be recognized
Trading securities	61	64[1]
Financial assets designated at fair value through profit or loss	0	0
Non-trading financial assets mandatory at fair value through profit or loss	15	17
Carrying amount of associated liabilities	102	122[1]

¹Prior year numbers have been restated following the reassessment of one trade.
The Group could retain some exposure to the future performance of a transferred asset either through new or existing contractual rights and obligations and still be eligible to derecognize the asset. This ongoing involvement will be recognized as a new instrument which may be different from the original financial asset that was transferred. Typical transactions include retaining senior notes of non-consolidated securitizations to which originated loans have been transferred; financing arrangements with structured entities to which the Group has sold a portfolio of assets; or sales of assets with credit-contingent swaps. The Group’s exposure to such transactions is not considered to be significant as any substantial retention of risks associated with the transferred asset will commonly result in an initial failure to derecognize. Transactions not considered to result in an ongoing involvement include normal warranties on fraudulent activities that could invalidate a transfer in the event of legal action, qualifying pass-through arrangements and standard trustee or administrative fees that are not linked to performance.
The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2021			Dec 31,2020
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	283	302	302	254	271	271
Other	0	0	0	7	7	7
Total loans at amortized cost	283	302	302	261	279	279
Financial assets held at fair value through profit or loss
Securitization notes	29	29	29	28	28	28
Non-standard Interest Rate, cross-currency or inflation-linked swap	465	465	465	0	0	0
Total financial assets held at fair value through profit or loss	494	494	494	28	28	28
Financial assets at fair value through other comprehensive income:
Securitization notes	709	713	713	624	645	645
Other	0	0	0	0	0	0
Total financial assets at fair value through other comprehensive income	709	713	713	624	645	645
Total financial assets representing on-going involvement	1,486	1,509	1,509	913	951	951
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross-currency or inflation-linked swap	8	8	0	11	11	0
Total financial liabilities representing on-going involvement	8	8	0	11	11	0

[1] The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.
The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2021			Dec 31,2020
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	31	81	48	22	49	99
Non-standard Interest Rate, cross-currency or inflation-linked swap	41	41	0	(1)	(1)	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	72	123	48	21	48	99

The Group pledges assets primarily as collateral against secured funding and for repurchase agreements, securities borrowing agreements as well as other borrowing arrangements and for margining purposes on OTC derivative liabilities. Pledges are generally conducted under terms that are usual and customary for standard securitized borrowing contracts and other transactions described.
Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]
in € m.	Dec 31, 2021	Dec 31, 2020
Financial assets at fair value through profit or loss	51,165	47,553
Financial assets at fair value through other comprehensive income	6,395	7,858
Loans	79,485	77,433
Other	611	1,257
Total	137,656	134,101

[1] Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
Total assets pledged to creditors available for sale or repledge[1]
in € m.	Dec 31, 2021	Dec 31, 2020
Financial assets at fair value through profit or loss	48,426	44,210
Financial assets at fair value through other comprehensive income	5,252	4,911
Loans	2,073	2,232
Other	481	72
Total	56,233	51,426

[1] Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
The Group receives collateral primarily in reverse repurchase agreements, securities lending agreements, derivatives transactions, customer margin loans and other transactions. These transactions are generally conducted under terms that are usual and customary for standard secured lending activities and the other transactions described. The Group, as the secured party, has the right to sell or re-pledge such collateral, subject to the Group returning equivalent securities upon completion of the transaction. This right is used primarily to cover short sales, securities loaned and securities sold under repurchase agreements.
Fair Value of collateral received
in € m.	Dec 31, 2021	Dec 31, 2020
Securities and other financial assets accepted as collateral	260,003	237,157
Of which:
Collateral sold or repledged	222,232	199,346